Label	Element	Value
Volshares Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Volshares Large Cap ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Volshares Large Cap ETF (VSL) October 7, 2021 Supplement to the Summary Prospectus and Prospectus, each dated May 31, 2021, as previously supplemented
Strategy [Heading]	rr_StrategyHeading	The section entitled “Principal Investment Strategy” beginning on page 1 of the Prospectus and Summary Prospectus is replaced with the following:Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund uses a “passive management” (or indexing) approach to track the performance, before fees and expenses, of the Index. The Index was developed in 2016 by Revolution Capital Advisors, LLC, the Fund’s investment adviser (“RevCap” or the “Adviser”), and uses an objective, rules-based methodology to measure the performance of an equal-weighted portfolio of approximately 25 large capitalization U.S.-listed companies based on a quantitative algorithm (the “Model”).
Construction of the Volshares Large Cap Index
The Index is constructed from components of the Solactive US Large Cap Index (the “Solactive Universe”), which is provided and maintained by Solactive AG and generally includes 500 of the largest U.S.-listed common stocks and real estate investment trusts (“REITs”).
The Index is reconstituted and rebalanced on a weekly basis. During this process, the previous week’s opening and closing prices for each company in the Solactive Universe are evaluated by the Model to identify the 25 companies with the greatest likelihood of appreciation over the next one-week period based on the Model’s criteria. The Model analyzes each company based on the proximity of its opening and closing prices to their historical mean and the security’s performance and volatility to identify the most attractive securities in terms of their potential for short-term appreciation relative to their expected volatility. During this analysis, securities that were held by the Fund within the last 30 days and had a negative return during that holding period are removed from the list of eligible securities.
The 25 highest-ranked securities identified by the Model are each given an equal weighting of 4% in the Index, and the Index is then further evaluated for concentration in any economic sector (i.e., an allocation of more than 25% of its weight in a single economic sector). If the securities identified by the Model would result in the Index’s concentration in an economic sector (i.e., the Index would contain seven or more companies from a single sector) the lowest ranked security from such sector (out of the 25 securities identified by the Model) is removed and replaced with the next-highest ranked security from a different sector. The resulting 25 securities will comprise the Index.
The Fund’s Investment Strategy
Under normal circumstances, at least 80% of the Fund’s net assets, plus borrowings for investment purposes, will be invested in large cap companies. The foregoing policy may be changed without shareholder approval upon 60 days’ written notice to shareholders. For purposes of the foregoing policy, the Fund defines “large cap companies” to mean companies included in the Solactive US Large Cap Index within the past month.
The Fund will generally use a “replication” strategy to achieve its investment objective, meaning it generally will invest in all of the component securities of the Index in approximately the same proportion as in the Index. However, the Fund may use a “representative sampling” strategy, meaning it may invest in a sample of the securities in the Index whose risk, return and other characteristics closely resemble the risk, return and other characteristics of the Index as a whole, when the Fund’s sub-adviser believes it is in the best interests of the Fund (e.g., when replicating the Index involves practical difficulties or substantial costs, an Index constituent becomes temporarily illiquid, unavailable, or less liquid, or as a result of legal restrictions or limitations that apply to the Fund but not to the Index).
The Fund generally may invest in securities or other investments not included in the Index, but which the Fund’s sub-adviser believes will help the Fund track the Index. For example, the Fund may invest in securities that are not components of the Index to reflect various corporate actions and other changes to the Index (such as reconstitutions, additions, and deletions).
To the extent the Index concentrates (i.e., holds more than 25% of its total assets) in the securities of a particular industry or group of related industries, the Fund will concentrate its investments to approximately the same extent as the Index.
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus.
Volshares Large Cap ETF | Volshares Large Cap ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	VSL